Commitments and contingencies - Contractual commitments (Details) - Co-operation agreement ¥ in Thousands, $ in Thousands	1 Months Ended
	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Oct. 31, 2013 CNY (¥)	Nov. 30, 2009 CNY (¥)	Jun. 30, 2006 CNY (¥)
Peking University People's Hospital
Contractual commitments
Annual advisory fee			¥ 3,500	$ 552			¥ 2,600
Annual advisory fee, time period			4 years	4 years
Guangdong Women and Children's Hospital and Health Institute
Contractual commitments
Annual advisory fee	¥ 3,600	$ 568			¥ 3,200	¥ 2,000
Annual advisory fee, time period						20 years